Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Components of the income tax (benefit) expense
Current income tax provision	$ 9,627	$ 247,862	$ 197,977
Deferred income tax benefit	(106,431)	(155,839)	(92,025)
Total	$ (96,804)	$ 92,023	$ 105,952